Debt	12 Months Ended
Dec. 31, 2014
Debt

19     Debt

(in millions of Canadian dollars)		Maturity	Currency in which payable	2014	2013
6.500%	10-year Notes (A)	May 2018	U.S.$	$319	$292
6.250%	10-year Medium Term Notes (A)	June 2018	CDN$	374	374
7.250%	10-year Notes (A)	May 2019	U.S.$	405	371
9.450%	30-year Debentures (A)	Aug. 2021	U.S.$	290	266
5.100%	10-year Medium Term Notes (A)	Jan. 2022	CDN$	125	125
4.500%	10-year Notes (A)	Jan. 2022	U.S.$	287	262
4.450%	12.5-year Notes (A)	Mar. 2023	U.S.$	405	371
7.125%	30-year Debentures (A)	Oct. 2031	U.S.$	406	372
5.750%	30-year Debentures (A)	Mar. 2033	U.S.$	282	258
5.950%	30-year Notes (A)	May 2037	U.S.$	515	471
6.450%	30-year Notes (A)	Nov. 2039	CDN$	400	400
5.750%	30-year Notes (A)	Jan. 2042	U.S.$	284	260
Secured Equipment Loan (B)		Aug. 2015	CDN$	62	80
5.41%	Senior Secured Notes (C)	Mar. 2024	U.S.$	121	116
6.91%	Secured Equipment Notes (D)	Oct. 2024	CDN$	156	167
5.57%	Senior Secured Notes (E)	Dec. 2024	U.S.$	65	62
7.49%	Equipment Trust Certificates (F)	Jan. 2021	U.S.$	96	96
3.88%	Senior Secured Notes Series A & B (G)	Oct./Dec. 2026	U.S.$	148	140
4.28%	Senior Secured Notes (H)	Mar. 2027	U.S.$	77	73
Other long-term loans (nil% – 5.50%)		2015 - 2025	U.S.$	2	2
Obligations under capital leases
	(6.313% – 6.99%) (I)	2022 - 2026	U.S.$	147	277
Obligations under capital leases
	(12.77%) (I)	Jan. 2031	CDN$	3	3
Commercial paper (J)			U.S.$	783	–

				5,752	4,838
Perpetual 4% Consolidated Debenture Stock (K)			U.S.$	35	32
Perpetual 4% Consolidated Debenture Stock (K)			G.B.£	6	6

				5,793	4,876
Less: Unamortized fees on long-term debt				34	37

				5,759	4,839
Less: Long-term debt maturing within one year				134	189

				$5,625	$4,650

At December 31, 2014, the gross amount of long-term debt denominated in U.S. dollars was U.S. $4,047 million (2013 – U.S. $3,527 million).

Annual maturities and principal repayments requirements, excluding those pertaining to capital leases, for each of the five years following 2014 are (in millions): 2015 – $131; 2016 – $816; 2017 – $29; 2018 – $725; 2019 – $439.

Fees on long-term debt are amortized to income over the term of the related debt.

A.   These debentures and notes pay interest semi-annually and are unsecured, but carry a negative pledge.

B.   The Secured Equipment Loan is collateralized by specific locomotive units with a carrying value of $63 million at December 31, 2014. The floating interest rate is calculated based on a six-month average Canadian Dollar Offered Rate (calculated based on an average of Bankers’ Acceptance rates) plus 53 basis points (2014 – 1.89%; 2013 – 1.93%; 2012 – 1.97%). The Company makes blended payments of principal and interest semi-annually. Final repayment of the remaining principal balance of $53 million is due in August 2015.

C.   The 5.41% Senior Secured Notes are collateralized by specific locomotive units with a carrying value of $135 million at December 31, 2014. The Company pays equal blended semi-annual payments of principal and interest. Final repayment of the remaining principal of U.S. $44 million is due in March 2024.

D.   The 6.91% Secured Equipment Notes are full recourse obligations of the Company collateralized by a first charge on specific locomotive units with a carrying value of $131 million at December 31, 2014. The Company pays equal blended semi-annual payments of principal and interest up to and including October 2024.

E.   The 5.57% Senior Secured Notes are secured by specific locomotive units and other rolling stock with a combined carrying value of $57 million at December 31, 2014. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2024. Final repayment of the remaining principal of U.S. $33 million is due in December 2024.

F.   The 7.49% Equipment Trust Certificates are secured by specific locomotive units with a carrying value of $110 million at December 31, 2014. The Company makes semi-annual payments that vary in amount and are interest-only payments or blended principal and interest payments. Final repayment of the remaining principal of U.S. $11 million is due in January 2021.

G.   These Notes are secured by locomotives previously acquired by the Company with a carrying value of $127 million at December 31, 2014. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2026. Final repayment of the remaining principal of U.S. $69 million is due in the fourth quarter of 2026.

H.   These Notes are secured by locomotives previously acquired by the Company with a carrying value of $66 million at December 31, 2014. The Company pays equal blended semi-annual payments of principal and interest up to and including March 2027. Final repayment of the remaining principal of U.S. $35 million is due in March 2027.

I. At December 31, 2014, capital lease obligations included in long-term debt were as follows:

(in millions of Canadian dollars)	Year	Capital leases
Minimum lease payments in:
	2015	$14
	2016	14
	2017	14
	2018	14
	2019	14
	Thereafter	160

Total minimum lease payments		230
Less: Imputed interest		(80)

Present value of minimum lease payments		150
Less: Current portion		(3)

Long-term portion of capital lease obligations		$147

During 2014, the Company had no additions to property, plant and equipment under capital lease obligations (2013 – $nil; 2012 – $nil).

The carrying value of the assets collateralizing the capital lease obligations was $224 million at December 31, 2014.

J.  During the fourth quarter of 2014, the Company established a commercial paper program which enabled it to issue commercial paper up to a maximum aggregate principal amount of U.S. $1 billion in the form of unsecured promissory notes. The commercial paper program is backed by a U.S. $1 billion committed, revolving credit facility, which matures on September 26, 2016. As at December 31, 2014, the Company had total commercial paper borrowings of U.S. $675 million (CDN $783 million) presented in “Long-term debt” on the Consolidated Balance Sheets (2013 – $nil) as the Company has the intent and the ability to renew these borrowings on a long-term basis. The weighted-average interest rate on these borrowings was 0.44%.

The Company presents issuances and repayments of commercial paper in the Consolidated Statements of Cash Flows on a net basis, all of which have a maturity less than 90 days.

K.  The Consolidated Debenture Stock, authorized by an Act of Parliament of 1889, constitutes a first charge upon and over the whole of the undertaking, railways, works, rolling stock, plant, property and effects of the Company, with certain exceptions.

L.  During November 2013, CP extended its revolving credit agreement with 13 highly rated financial institutions and also contains an uncommitted accordion feature. At December 31, 2013, the facility was undrawn.

At September 26, 2014, the Company terminated its existing revolving credit facility agreement dated as of November 29, 2013. On the same day, CP entered into a new revolving credit facility (the “facility”) agreement with 15 highly rated financial institutions for a commitment amount of U.S. $2 billion. The facility includes a U.S. $1 billion five year portion and a U.S. $1 billion one year plus one year term out portion. The facility can accommodate draws of cash and/or letters of credit at market competitive pricing. At December 31, 2014, the facility is undrawn. The agreement requires the Company not to exceed a maximum debt to total capitalization ratio. At December 31, 2014, the Company satisfied this threshold stipulated in the financial covenant.

The weighted average annualized interest rate of the facility for drawn funds was not applicable in 2014 and 2013 compared to 2.94% in 2012.

During 2013, the Company entered into a series of committed and uncommitted bilateral letter of credit facility agreements with financial institutions to support its requirement to post letters of credit in the ordinary course of business. Under these agreements, the Company had the option to post collateral in the form of cash or cash equivalents, equal at least to the face value of the letter of credit issued.

In October 2014, CP terminated its existing uncommitted demand bilateral letter of credit facility agreements and entered into bilateral letter of credit facility agreements with six highly rated financial institutions to support its requirement to post letters of credit in the ordinary course of business. Under these agreements, the Company has the option to post collateral in the form of cash or cash equivalents, equal at least to the face value of the letter of credit issued. These new agreements permit CP to withdraw amounts posted as collateral at any time; therefore, the amounts posted as collateral are presented as “Cash and cash equivalents” on the Company’s Consolidated Balance Sheet.

At December 31, 2014, under its bilateral facilities the Company had letters of credit drawn of $412 million from a total available amount of $600 million. Prior to these bilateral agreements, letters of credit were drawn under the Company’s revolving credit facility. At December 31, 2014, under the terms of the new bilateral letter of credit facilities, no cash and cash equivalents was recorded as “Restricted cash and cash equivalents” (2013 – $411 million).